TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Loss Before Income Taxes

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
PRC	(23,020)	(178,658)	(12,754)
Non-PRC	(16,770)	(28,427)	(30,736)
	(39,790)	(207,085)	(43,490)

Income Tax Expenses (Benefits)

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Current tax expense	46,832	4,690	1,906
Deferred tax benefit	(11,060)	(32,054)	(16,640)
	35,772	(27,364)	(14,734)

Reconciliation Between Income Tax Expense (Benefit) and Amount Computed by Applying Statutory Tax Rate

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Loss from before income taxes	(39,790)	(207,085)	(43,490)
Income tax at applicable tax rate of 25%	(9,948)	(51,771)	(10,873)
Effect of international tax rate differences	(607)	(11)	(23)
Non-deductible expenses	9,375	47,147	15,249
Non-taxable investment (income) loss	(69)	(136)	505
Effect of tax holidays or preferential tax rates	618	10,443	636
Withholding tax	35,925	2,272	—
Research and development super-deduction	(2,530)	(1,808)	(724)
Changes in valuation allowance	8,194	(15,325)	841
Expiration of loss carry forwards	1,878	1,020	1,498
Expiration of unrecognized tax benefits due to applicable statute of limitations	(7,064)	(19,195)	(21,843)
	35,772	(27,364)	(14,734)

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance at beginning of year	78,637	65,898	45,712
Increase relating to tax positions	—	—	—
Decrease relating to expiration of applicable statute of limitations and reversal	(7,064)	(19,195)	(21,843)
Foreign currency translation adjustments	(5,675)	(991)	(459)
Balance at end of year	65,898	45,712	23,410

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
The aggregate amount	618	10,443	636
The aggregate effect on basic and diluted loss per share for Class A and Class B ordinary shares:
- Basic and diluted	(0.01)	(0.12)	(0.01)

Components of Deferred Taxes

	As of December 31,
	2023	2024
	US$	US$
Deferred tax assets
Net operating losses	63,109	64,945
Lease liability	180	67
Impairment of assets	9,480	2,184
Overcharged advertising and promotion fee	652	640
Fixed assets depreciation	671	695
Investments	—	—
Less: Valuation allowance	(56,714)	(57,108)
Total deferred tax assets	17,378	11,423

Deferred tax liabilities
Right of use assets	(170)	(69)
Investment basis in the PRC entities	(51,949)	(51,496)
BaoAn Acquisition — Property	(9,488)	(8,890)
Investments	(1,305)	(1,286)
Deferred tax liabilities	(62,912)	(61,741)

Net deferred income tax assets	17,208	11,356
Net deferred income tax liabilities	(62,742)	(61,674)

Rollforward of valuation allowances of deferred tax assets

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Balance as of beginning of year	(66,475)	(73,024)	(56,714)
Additions of valuation allowance	(10,953)	(18,208)	(6,167)
Utilization of deferred tax assets	2,759	33,533	5,326
Foreign currency translation adjustments	1,645	985	447
Balance as of end of year	(73,024)	(56,714)	(57,108)